Non-Controlling Interest (Details) - Schedule of Corporation´s Subsidiaries that has Material Non-Controlling Interests - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-Controlling Interest (Details) - Schedule of Corporation´s Subsidiaries that has Material Non-Controlling Interests [Line Items]
Current assets	S/ 2,818,799	S/ 2,791,957
Non-current assets	3,115,709	3,129,323
Current liabilities	(2,570,517)	(2,640,126)
Non-current liabilities	(1,876,702)	(1,935,148)
Net assets
Net assets attributable to non-controlling interest	224,912	284,502
Revenues	4,301,475	4,405,124	S/ 4,141,398
Profit (loss) of the year	141,121	(362,054)	(101,816)
Other comprehensive income	28,888	(28,661)	(5,437)
Total comprehensive income for the year	170,009	(390,715)	(107,253)
Profit (loss) of the year, allocated to non-controlling interest	56,522	89,097
Other comprehensive income, allocated to non-controlling interest	137	(99)
Cash flows from operating activities	358,768	33,660	194,508
Cash flows from investment activities	143,110	198,172	88,189
Cash flows from financing activities	S/ 126,773	S/ (126,463)	S/ 50,425
VIVA Negocio Inmobiliario S.A.C. and subsidiaries [Member]
Non-Controlling Interest (Details) - Schedule of Corporation´s Subsidiaries that has Material Non-Controlling Interests [Line Items]
Percentage of non-controlling interest	0.46%	0.46%
Current assets	S/ 402,435	S/ 491,076
Non-current assets	176,779	181,951
Current liabilities	(131,714)	(252,577)
Non-current liabilities	(73,058)	(10,852)
Net assets	374,442	409,598
Net assets attributable to non-controlling interest	84,500	131,097
Revenues	220,015	367,276
Profit (loss) of the year	28,197	82,887
Other comprehensive income		(7,460)
Total comprehensive income for the year	28,197	75,427
Profit (loss) of the year, allocated to non-controlling interest	16,756	51,793
Other comprehensive income, allocated to non-controlling interest
Cash flows from operating activities	94,868	61,317
Cash flows from investment activities	(488)	(342)
Cash flows from financing activities	(29,947)	(59,316)
Net increase (decrease) in cash and cash equivalents	S/ 64,433	S/ 1,659
Red Vial 5 S.A. [Member]
Non-Controlling Interest (Details) - Schedule of Corporation´s Subsidiaries that has Material Non-Controlling Interests [Line Items]
Percentage of non-controlling interest	33.00%	33.00%
Current assets	S/ 111,478	S/ 101,467
Non-current assets	253,386	320,589
Current liabilities	(85,037)	(71,293)
Non-current liabilities	(135,735)	(183,983)
Net assets	144,092	166,780
Net assets attributable to non-controlling interest	47,550	55,037
Revenues	215,733	238,043
Profit (loss) of the year	43,013	44,119
Other comprehensive income
Total comprehensive income for the year	43,013	44,119
Profit (loss) of the year, allocated to non-controlling interest	14,194	14,559
Other comprehensive income, allocated to non-controlling interest
Cash flows from operating activities	112,538	79,113
Cash flows from investment activities	(4,108)	(4,227)
Cash flows from financing activities	(89,096)	(78,866)
Net increase (decrease) in cash and cash equivalents	S/ 19,334	S/ (3,980)
Tren Urbano de Lima S.A. [Member]
Non-Controlling Interest (Details) - Schedule of Corporation´s Subsidiaries that has Material Non-Controlling Interests [Line Items]
Percentage of non-controlling interest	25.00%	25.00%
Current assets	S/ 315,856	S/ 350,447
Non-current assets	761,280	703,876
Current liabilities	(162,002)	(118,709)
Non-current liabilities	(698,229)	(699,336)
Net assets	216,905	236,278
Net assets attributable to non-controlling interest	54,227	59,070
Revenues	413,416	388,811
Profit (loss) of the year	78,627	69,250
Other comprehensive income
Total comprehensive income for the year	78,627	69,250
Profit (loss) of the year, allocated to non-controlling interest	19,657	17,313
Other comprehensive income, allocated to non-controlling interest
Cash flows from operating activities	45,779	70,345
Cash flows from investment activities	6,683	682
Cash flows from financing activities	(90,103)	(81,326)
Net increase (decrease) in cash and cash equivalents	S/ (37,641)	S/ (10,299)
Cumbra Ingenieria S.A. and subsidiaries [Member]
Non-Controlling Interest (Details) - Schedule of Corporation´s Subsidiaries that has Material Non-Controlling Interests [Line Items]
Percentage of non-controlling interest	10.59%	10.59%
Current assets	S/ 111,722	S/ 139,450
Non-current assets	7,205	10,094
Current liabilities	(88,621)	(115,556)
Non-current liabilities	(164)	(2,359)
Net assets	30,142	31,629
Net assets attributable to non-controlling interest	3,025	3,346
Revenues	205,965	224,216
Profit (loss) of the year	(2,889)	(10,038)
Other comprehensive income	(76)	(2)
Total comprehensive income for the year	(2,965)	(10,040)
Profit (loss) of the year, allocated to non-controlling interest	(315)	(1,084)
Other comprehensive income, allocated to non-controlling interest	(8)	2
Cash flows from operating activities	(830)	(23,183)
Cash flows from investment activities	16	(502)
Cash flows from financing activities	896	(2,865)
Net increase (decrease) in cash and cash equivalents	S/ 82	S/ (26,550)
Unna Energia S.A. [Member]
Non-Controlling Interest (Details) - Schedule of Corporation´s Subsidiaries that has Material Non-Controlling Interests [Line Items]
Percentage of non-controlling interest	5.00%	5.00%
Current assets	S/ 249,681	S/ 256,777
Non-current assets	683,041	659,686
Current liabilities	(278,239)	(206,111)
Non-current liabilities	(197,691)	(260,840)
Net assets	456,792	449,512
Net assets attributable to non-controlling interest	31,917	31,541
Revenues	682,682	633,792
Profit (loss) of the year	52,792	63,890
Other comprehensive income
Total comprehensive income for the year	52,792	63,890
Profit (loss) of the year, allocated to non-controlling interest	6,554	7,090
Other comprehensive income, allocated to non-controlling interest
Cash flows from operating activities	172,424	167,952
Cash flows from investment activities	(173,062)	(202,080)
Cash flows from financing activities	(60,197)	19,515
Net increase (decrease) in cash and cash equivalents	S/ (60,835)	S/ (14,613)
Cumbra Peru S.A. and subsidiaries [Member]
Non-Controlling Interest (Details) - Schedule of Corporation´s Subsidiaries that has Material Non-Controlling Interests [Line Items]
Percentage of non-controlling interest	0.47%	0.61%
Current assets	S/ 1,402,600	S/ 1,205,607
Non-current assets	780,792	813,021
Current liabilities	(1,458,759)	(1,530,113)
Non-current liabilities	(138,002)	(151,110)
Net assets	586,631	337,405
Net assets attributable to non-controlling interest	654	2,283
Revenues	2,447,501	2,454,982
Profit (loss) of the year	621	(137,455)
Other comprehensive income	29,859	(21,626)
Total comprehensive income for the year	30,480	(159,081)
Profit (loss) of the year, allocated to non-controlling interest	(377)	(714)
Other comprehensive income, allocated to non-controlling interest	145	(101)
Cash flows from operating activities	117,829	(194,356)
Cash flows from investment activities	263	5,358
Cash flows from financing activities	17,000	119,538
Net increase (decrease) in cash and cash equivalents	S/ 135,092	S/ (69,460)
Promotora Larcomar S.A. [Member]
Non-Controlling Interest (Details) - Schedule of Corporation´s Subsidiaries that has Material Non-Controlling Interests [Line Items]
Percentage of non-controlling interest	53.45%	53.45%
Current assets	S/ 298	S/ 301
Non-current assets	13,368	13,368
Current liabilities	(52)	(86)
Non-current liabilities	(7,739)	(7,754)
Net assets	5,875	5,829
Net assets attributable to non-controlling interest	3,141	3,116
Revenues
Profit (loss) of the year	46
Other comprehensive income
Total comprehensive income for the year	46
Profit (loss) of the year, allocated to non-controlling interest	25	135
Other comprehensive income, allocated to non-controlling interest
Cash flows from operating activities	225
Cash flows from investment activities
Cash flows from financing activities
Net increase (decrease) in cash and cash equivalents	225
Other individually immaterial subsidiaries [Member]
Non-Controlling Interest (Details) - Schedule of Corporation´s Subsidiaries that has Material Non-Controlling Interests [Line Items]
Net assets
Net assets attributable to non-controlling interest	1,843	(128)
Other comprehensive income	(895)	427
Profit (loss) of the year, allocated to non-controlling interest	(194)	(375)
Other comprehensive income, allocated to non-controlling interest
Intra-group eliminations [Member]
Non-Controlling Interest (Details) - Schedule of Corporation´s Subsidiaries that has Material Non-Controlling Interests [Line Items]
Net assets
Net assets attributable to non-controlling interest	(1,945)	(860)
Other comprehensive income
Profit (loss) of the year, allocated to non-controlling interest	222	380
Other comprehensive income, allocated to non-controlling interest